UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
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Check here if Amendment [ ]; Amendment Number:
                                              ----------------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    The Carlyle Group L.P.
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Address: 1001 Pennsylvania Avenue, NW
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         Suite 220 S.
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         Washington, DC  20004-2505
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Form 13F File Number:  28- N/A
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
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Title: Chairman
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Phone: 202-729-5626
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Signature, Place, and Date of Signing:

/s/ R. Rainey Hoffman as Attorney-
in-Fact for Daniel A. D'Aniello*         Washington, DC       August 14, 2012
-----------------------------------    ------------------    ------------------
            Signature                     City, State              Date

*Signed pursuant to a Power Of Attorney dated May 7, 2012, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by The Carlyle Group L.P.

** The Carlyle Group L.P. (the "Reporting Manager") does not serve as adviser to the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
 Form 13F File Number             Name

 28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2
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Form 13F Information Table Entry Total: 34
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Form 13F Information Table Value Total: $15,494,577
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                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File   Number Name

1         28-12429        Carlyle Investment Management L.L.C.
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2         28-N/A          CIM Global, L.L.C.
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Explanatory Note:


The Carlyle Group L.P. is managed by its general partner, Carlyle Group Management L.L.C., which is in turn wholly-owned and controlled by senior Carlyle professionals.


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
                                                   FORM 13-F INFORMATION TABLE

   COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7      COLUMN 8
--------------------- --------------- ----------  ------------ ---------------------  -------------  --------  ---------------------

                                                     VALUE       SHRS OR    SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT    PRN   CALL   DISCRETION    MANAGERS  SOLE   SHARED  NONE
--------------------- --------------- ----------  ------------ ---------- -----  ----  -------------  --------  -----  ------- -----
Allison Transmission   Com            01973R101    $1,323,124  75,348,750   SH    --  Shared-Defined      1          75,348,750
Hldgs I

Atlas Resource         Com Unt        04941A101      $207,453   7,683,442   SH    --  Shared-Defined      1           7,683,442
Partners LP            Ltd Pr

BankUnited  Inc        Com            06652K103      $323,544  13,721,131   SH    --  Shared-Defined      1          13,721,131

Booz Allen Hamilton    Cl A           099502106    $1,402,851  91,809,598   SH    --  Shared-Defined      1          91,809,598
Hldg Cor

Boston Private Finl    Com            101119105       $69,261   7,756,022   SH    --  Shared-Defined      1           7,756,022
Hldgs In

Central Pac Finl Corp  Com            154760409      $133,619   9,463,095   SH    --  Shared-Defined      1           9,463,095

China Recycling Energy Com            168913101       $14,336  12,465,938   SH    --  Shared-Defined     1, 2        12,465,938
Corp

Cobalt Intl Energy Inc Com            19075F106    $1,479,460  62,955,756   SH    --  Shared-Defined      1          62,955,756

Concord Med Svcs       Sponsored ADR  206277105       $25,562   8,724,233   SH    --  Shared-Defined     1, 2         8,724,233
Hldgs Ltd

Dunkin Brands Group    Com            265504100      $420,411  12,242,614   SH    --  Shared-Defined      1          12,242,614
Inc

Enduro Rty Tr          Tr Unit        29269K100      $325,710  19,800,000   SH    --  Shared-Defined      1          19,800,000

F N B United Corp      Com            302519202       $64,045   4,930,313   SH    --  Shared-Defined      1           4,930,313

Fairpoint              Com            305560302          $210      34,202   SH    --  Shared-Defined      1              34,202
Communications Inc

Freescale              SHS Old        G3727Q101    $2,010,403 196,136,895   SH    --  Shared-Other**     1, 2       196,136,895
Semiconductor Hldg

Hampton Roads          Com            409321502       $28,767  26,391,440   SH    --  Shared-Defined      1          26,391,440
Bankshares Inc

Hertz Global Holdings  Com            42805T105       $75,516   5,899,719   SH    --  Shared-Defined     1, 2         5,899,719
Inc

Hertz Global Holdings  Com            42805T105      $619,557  48,402,867   SH    --  Shared-Defined      1          48,402,867
Inc

Kinder Morgan Inc Del  Com            49456B101    $2,404,907  74,640,196   SH    --  Shared-Defined      1          74,640,196

Lear Corp              Com            521865204       $13,580     359,926   SH    --  Shared-Defined      1             359,926

Magnachip              Com            55933J203        $3,838     402,761   SH    --  Shared-Defined      1             402,761
Semiconductor Corp

Nielsen Holdings N V   Com            N63218106      $223,162   8,511,137   SH    --  Shared-Defined     1, 2         8,511,137

Nielsen Holdings N V   Com            N63218106    $1,016,627  38,772,943   SH    --  Shared-Defined      1          38,772,943

Niska Gas Storage      Unit Ltd Liabi 654678101      $205,776  16,992,245   SH    --  Shared-Defined      1          16,992,245
Partners L

RTI Intl Metals Inc    Com            74973W107       $45,975   2,031,615   SH    --  Shared-Defined      1           2,031,615

Sandridge Energy Inc   Com            80007P307       343,671  51,370,888   SH    --  Shared-Defined      1          51,370,888

SS&C Technologies      Com            78467J100      $711,745  28,469,799   SH    --  Shared-Defined      1          28,469,799
Hldgs Inc

Superior Energy Svcs   Com            868157108       $18,509     914,934   SH    --  Shared-Defined      1             914,934
Inc

TRW Automotive Hldgs   Com            87264S106        $3,720     101,200   SH    --  Shared-Defined      1             101,200
Corp

Weatherford            Reg Shs        H27013103       $12,630   1,000,000   SH    --  Shared-Defined      1           1,000,000
International Lt

Wesco Aircraft Hldgs   Com            950814103      $687,611  54,014,987   SH    --  Shared-Defined      1          54,014,987
Inc

Willbros Group Inc     Com            969203108        $6,461   1,000,141   SH    --  Shared-Defined      1           1,000,141

YRC Worldwide Inc      Note 10.000%   984249AB8      $350,435  11,304,367   SH    --  Shared-Defined      1          11,304,367
                       3/3

YRC Worldwide Inc      Note 10.000%   984249AC6      $919,541  16,718,923   SH    --  Shared-Defined      1          16,718,923
                       3/3

YRC Worldwide Inc      Com Par $.01   984249607        $2,560     363,642   SH    --  Shared-Defined      1             363,642
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                                LIST OF EXHIBITS


EXHIBIT NO.   DESCRIPTION
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    99        Power of Attorney


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